Share Based Compensation - Schedule of Options Issued (Details) - Options [Member] - USD ($)				12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Options Issued [Line Items]
Number of options, Outstanding ending balance	521	12,240	12,240	521	521	12,240
Weighted average exercise price, Outstanding ending balance	$ 230.4	$ 230.4	$ 230.4	$ 230.4	$ 230.4	$ 230.4
Aggregate intrinsic value, Outstanding ending balance
Weighted average remaining contractual term, Outstanding ending balance	3 years 4 months 17 days	4 months 20 days	1 year 4 months 20 days	2 years 4 months 17 days	3 years 4 months 17 days	4 months 20 days
Number of options, Granted
Weighted average exercise price, Granted
Aggregate intrinsic value, Granted
Number of options, Forfeited					(11,719)
Weighted average exercise price, Forfeited
Aggregate intrinsic value, Forfeited